Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Real Estate Index ETF	Nov. 29, 2022
Fidelity MSCI Real Estate Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	40.50%
Past 5 years	12.36%
Since Inception	9.45%
Fidelity MSCI Real Estate Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	39.18%
Past 5 years	10.87%
Since Inception	7.87%
Fidelity MSCI Real Estate Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	24.05%
Past 5 years	9.08%
Since Inception	6.70%
IXWN4
Average Annual Return:
Past 1 year	40.68%
Past 5 years	12.52%
Since Inception	9.57%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Since Inception	15.42%	[1]

[1]	A From February 2, 2015